UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: July 1, 2009 - June 30, 2010

PROXY VOTING RECORDS

FMX Growth Allocation Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

FMX Total Return Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

ITRON, INC.

Ticker:  ITRI
Cusip:  465741106
Meeting Type:  Annual
Meeting Date:  05/04/2010
Record Date:  02/26/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Itron 2010 Stock Incentive Plan	For	For	Mgmt
3	Itron Executive Management Incentive Plan	For	For	Mgmt
4	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

JOHN BEAN TECHNOLOGIES, INC.

Ticker:  JBT
Cusip:  477839104
Meeting Type:  Annual
Meeting Date:  05/05/2010
Record Date:  03/08/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Approval of the Performance Goals…..	For	Against	Mgmt
3	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
TETRA TECHNOLOGIES, INC.

Ticker:  TTI
Cusip:  88162F105
Meeting Type:  Annual
Meeting Date:  05/05/2010
Record Date:  03/08/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For, with exception Ralph Cunningham	Mgmt
2	Ratify Independent Accounting Firm	For	For	Mgmt
3	Amendment and Restatement….	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

.IHS, INC.

Ticker:  IHS
Cusip:  451734107
Meeting Type:  Annual
Meeting Date:  05/06/2010
Record Date:  03/12/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Increase in Authorized Shares	For	Against	Mgmt
2	Election of Directors	For All	For, with exception S. Denning, R. Holtback	Mgmt
3	Ratify Independent Account Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
ODYSSEY HEALTHCARE, INC.

Ticker:  ODSY
Cusip:  67611V101
Meeting Type:  Annual
Meeting Date:  05/06/2010
Record Date:  03/18/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For, with exception Robert Ortenzio	Mgmt
2	Amendment to 2001 Eq. Based Comp. Plan	For	For	Mgmt
3	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
CLEAN HARBORS, INC.

Ticker:  CLH
Cusip:  184496107
Meeting Type:  Annual
Meeting Date:  05/10/2010
Record Date:  03/30/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Amend Articles of Organization	For	Against	Mgmt
3	2010 Stock Incentive Plan	For	Against	Mgmt
4	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
]

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

AGRIUM, INC.

Ticker:  AGU
Cusip:  008916108
Meeting Type:  Annual
Meeting Date:  05/12/2010
Record Date:  03/23/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Ratify Independent Account Firm	For	For	Mgmt
3	Approval of a Non-binding, Advisory….	For	For	Mgmt
4	…Shareholder Rights Plan	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
THE CHARLES SCHWAB CORPORATION

Ticker:  SCHW
Cusip:  808513105
Meeting Type:  Annual
Meeting Date:  05/13/2010
Record Date:  03/15/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Ratify Independent Accounting Firm	For	For	Mgmt
3	Amend Corp. Exec. Bonus Plan	For	Against	Mgmt
4	Political Contributions	Against	Against	Shareholder
5	Golden Coffin Agreements	Against	For	Shareholder
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
WABASH NATIONAL CORPORATION

Ticker:  WNC
Cusip:  929566107
Meeting Type:  Annual
Meeting Date:  05/13/2010
Record Date:  03/31/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For, with exception J. Binch, M. Lyons, T. Malone, C Pruthi	Mgmt

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

2	Amend Certificate of Incorporation	For	Against	Mgmt
3	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
INTEL CORPORATION

Ticker:  INTC
Cusip:  458140100
Meeting Type:  Annual
Meeting Date:  05/19/2010
Record Date:  03/22/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Ratify Independent Accounting Firm	For	For	Mgmt
3	Vote on Exec. Compensation	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
EV3, INC.

Ticker:  EVVV
Cusip:  26928A200
Meeting Type:  Annual
Meeting Date:  05/25/2010
Record Date:  03/29/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For, with exception R. Emmitt	Mgmt
2	…Restated 2005 Incentive Plan	For	For	Mgmt
3	…Amended and Restated ESPP	For	For	Mgmt
4	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
VERISIGN, INC.

Ticker:  VRSN
Cusip:  92343E102
Meeting Type:  Annual
Meeting Date:  05/27/2010
Record Date:  03/31/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For, with exception W. Chenevich	Mgmt
2	…Annual Incentive Compensation Plan	For	For	Mgmt

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

3	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
COINSTAR, INC.

Ticker:  CSTR
Cusip:  19259P300
Meeting Type:  Annual
Meeting Date:  06/01/2010
Record Date:  04/05/2010
#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	…Increase the Authorized Common Stock	For	For	Mgmt
3	…Amended and Restated EIP	For	For	Mgmt
4	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
AMEDISYS, INC.

Ticker:  AMED
Cusip:  023436108
Meeting Type:  Annual
Meeting Date:  06/10/2010
Record Date:  04/15/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Election of Directors	For All	For All	Mgmt
2	Ratify Independent Accounting Firm	For	For	Mgmt
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

TEVA PHARMACEUTICAL INDUSTIES LIMITED

Ticker:  TEVA
Cusip:  881624209
Meeting Type:  Annual
Meeting Date:  06/29/2010
Record Date:  05/24/2010

#	PROPOSAL	MGMT REC.	VOTE CAST	SPONSOR
1	Approval of 2009 Dividend	For	For	Mgmt
2	Election of Directors	For All	For, with exception A. Cohen	Mgmt
3	Ratify Independent Accounting Firm	For	For	Mgmt
4	2010 Long-Term EBIP	For	For	Mgmt
5a	Capacity as Chairman of the Board	For	For	Mgmt

CARITAS CAPITAL, LLC
2010 PROXY VOTING SUMMARY

5b	Capacity as Vice Chairman of the Board	For	For	Mgmt
5c	Capacity as Director	For	For	Mgmt
6	Increase Registered Share Capital	For	For	Mgmt

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)
/s/ Dale J. Murphey Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: August 11, 2010

By: (Signature and Title)
/s/ Robert G. Fontana Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

Date: August 12, 2010